   As filed with the Securities and Exchange Commission on August 5, 2003
                                                  Commission File Nos. 333-86046
                                                                        811-3199

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [_]

                 Pre-Effective Amendment No. __                              [_]
                 Post-Effective Amendment No. 3                              [X]
                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [_]

                 Amendment No. 88                                            [X]

                    KILICO Variable Annuity Separate Account
                           (Exact Name of Registrant)

                     Kemper Investors Life Insurance Company
                               (Name of Depositor)

         1600 McConnor Parkway, Schaumburg, Illinois                60196-6801
    (Address of Depositor's Principal Executive Offices)            (Zip Code)

    Depositor's Telephone Number, including Area Code:           (847) 874-4000

                             Debra P. Rezabek, Esq.
                              1600 McConnor Parkway
                           Schaumburg, Illinois 60196
                     (Name and Address of Agent for Service)

                                   Copies To:

            Frank Julian, Esq.                        Joan E. Boros, Esq.
  Kemper Investors Life Insurance Company         Christopher S. Petito, Esq.
           1600 McConnor Parkway                        Jorden Burt LLP
        Schaumburg, Illinois 60196            1025 Thomas Jefferson Street, N.W.
                                                          Suite 400E
                                                     Washington, D.C. 20007

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)
    [_] immediately upon filing pursuant to paragraph (b) of Rule 485
    [_] on May 1, 2003 pursuant to paragraph (b) of Rule 485
    [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
    [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:

Variable portion of individual and group flexible premium modified guaranteed, fixed and variable deferred annuity contracts.

                                 SAVINGS CLAUSE

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, for the sole purpose of filing supplements to the May 1, 2003 Zurich Archway(SM) and Scudder ZS4 Prospectuses and Statements of Additional Information and of making certain changes to Part C of such Registration Statement. Accordingly, except as heretofore amended, this Amendment does not otherwise delete, amend or supercede any Prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement, which are incorporated by reference to the extent required and permitted by applicable law.

                        SUPPLEMENT DATED __________, 2003
                     TO THE PROSPECTUS DATED MAY 1, 2003 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM MODIFIED
           GUARANTEED, FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                       ZURICH ARCHWAY(SM) VARIABLE ANNUITY
                                    Issued By
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends information contained in your Zurich Archway(SM) Variable Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

1. The Section entitled "Kemper Investors Life Insurance Company" appearing on page 14 of the Prospectus is amended by adding the following to the end thereof:

                  "On September 1, 2003 (the "Closing Date"), Kemper Investors Life Insurance Company ("KILICO") transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). Prior to the Closing Date, KILICO, FKLA, Zurich Life Insurance Company of America ("ZLICA"), and Fidelity Life Association, a Mutual Legal Reserve Company, operated under the trade name "Zurich Life".

                  These transfers were part of a larger transaction pursuant to a Stock and Asset Purchase Agreement, dated as of May 29, 2003 (the "Purchase Agreement"), between Zurich Holding Company of America, Kemper Corporation, KILICO, Zurich Financial Services, Banc One Insurance Holdings, Inc. ("BOIH"), and Bank One Corporation. Under the Purchase Agreement, BOIH acquired the capital stock of FKLA, ZLICA, and certain KILICO subsidiaries, including Investors Brokerage Services, Inc. and PMG Asset Management, Inc. The Purchase Agreement does not directly relate to the Contracts, although other new agreements do apply.

                  In a contemporaneous transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA will administer and 100% reinsure certain lines of business currently underwritten by KILICO, including the Contracts. The coinsurance arrangement does not change KILICO's obligations to Contractholders under the Contracts and does not create any obligations for FKLA to Contractholders under the Contracts.

          The issuer, benefits and provisions of the Contract are not changed by any of the transactions and agreements described above."

2. Effective September 1, 2003, Investors Brokerage Services, Inc. and PMG Asset Management, Inc. no longer are affiliated with Kemper Investors Life Insurance Company. Any reference in the Prospectus to affiliation between these companies is deleted. Specifically, the Section entitled "DISTRIBUTION OF CONTRACTS" appearing on page 49 of the Prospectus is amended by deleting the first sentence of the second paragraph thereof.


**************************************

For use in all states

                        SUPPLEMENT DATED __________, 2003
                     TO THE PROSPECTUS DATED MAY 1, 2003 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM MODIFIED
            GUARANTEED, FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                          SCUDDER ZS4 VARIABLE ANNUITY
                                    Issued By
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends information contained in your Scudder ZS4 Variable Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

1. The Section entitled "Kemper Investors Life Insurance Company" appearing on page 15 of the Prospectus is amended by adding the following to the end thereof:

                  "On September 1, 2003 (the "Closing Date"), Kemper Investors Life Insurance Company ("KILICO") transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). Prior to the Closing Date, KILICO, FKLA, Zurich Life Insurance Company of America ("ZLICA"), and Fidelity Life Association, a Mutual Legal Reserve Company operated under the trade name "Zurich Life".

                  These transfers were part of a larger transaction pursuant to a Stock and Asset Purchase Agreement, dated as of May 29, 2003 (the "Purchase Agreement"), between Zurich Holding Company of America, Kemper Corporation, KILICO, Zurich Financial Services, Banc One Insurance Holdings, Inc. ("BOIH"), and Bank One Corporation. Under the Purchase Agreement, BOIH acquired the capital stock of FKLA, ZLICA, and certain KILICO subsidiaries, including Investors Brokerage Services, Inc. and PMG Asset Management, Inc. The Purchase Agreement does not directly relate to the Contracts, although other new agreements do apply.

                  In a contemporaneous transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA will administer and 100% reinsure certain lines of business currently underwritten by KILICO, including the Contracts. The coinsurance arrangement does not change KILICO's obligations to Contractholders under the Contracts and does not create any obligations for FKLA to Contractholders under the Contracts.

                  The issuer, benefits and provisions of the Contract are not changed by any of the transactions and agreements described above."

2. Effective September 1, 2003, Investors Brokerage Services, Inc. and PMG Asset Management, Inc. no longer are affiliated with Kemper Investors Life Insurance Company. Any reference in the Prospectus to affiliation between these companies is deleted. Specifically, the Section entitled "DISTRIBUTION OF CONTRACTS" appearing on page 50 of the Prospectus is amended by deleting the first sentence of the second paragraph thereof.

**********************************

For use in all states

                        SUPPLEMENT DATED __________, 2003
          TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM MODIFIED
           GUARANTEED, FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                       ZURICH ARCHWAY(SM) VARIABLE ANNUITY
                                    Issued By
                     KEMPER INVESTORS LIFE INSURANCE COMPANY
                                       and
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

This Supplement amends information contained in the Zurich Archway(SM) Statement of Additional Information.

The Section entitled "SERVICES TO THE SEPARATE ACCOUNT" appearing on page 2 of the Statement of Additional Information is amended by adding the following to the end of the first paragraph thereof:

     "Effective September 1, 2003, Federal Kemper Life Assurance Company administers and 100% reinsures the Contracts pursuant to a coinsurance agreement entered into with KILICO."

The Section entitled "FINANCIAL STATEMENTS" appearing on page 5 of the Statement of Additional Information is amended by adding the following to the end thereof:

     "Effective September 1, 2003, Federal Kemper Life Assurance Company ("FKLA") administers and 100% reinsures the Contracts pursuant to a coinsurance agreement entered into with KILICO. Pursuant to the coinsurance agreement, KILICO transferred certain of its assets to FKLA. This Statement of Additional Information also contains pro forma financial statements for KILICO as of December 31, 2002 and June 30, 2003 to show how the coinsurance agreement might have affected the historical financial statements if the coinsurance agreement had been in effect during the applicable periods."

KILICO PRO FORMA FINANCIAL STATEMENTS TO BE FILED BY AMENDMENT

                        SUPPLEMENT DATED __________, 2003
          TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM MODIFIED
            GUARANTEED, FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                          SCUDDER ZS4 VARIABLE ANNUITY
                                    Issued By
                     KEMPER INVESTORS LIFE INSURANCE COMPANY
                                       and
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

This Supplement amends information contained in the Scudder ZS4 Variable Annuity Statement of Additional Information.

The Section entitled "SERVICES TO THE SEPARATE ACCOUNT" appearing on page 2 of the Statement of Additional Information is amended by adding the following to the end of the first paragraph thereof:

         "Effective September 1, 2003, Federal Kemper Life Assurance Company administers and 100% reinsures the Contracts pursuant to a coinsurance agreement entered into with KILICO."

The Section entitled "FINANCIAL STATEMENTS" appearing on page 5 of the Statement of Additional Information is amended by adding the following to the end thereof:

         "Effective September 1, 2003, Federal Kemper Life Assurance Company ("FKLA) administers and 100% reinsures the Contracts pursuant to a coinsurance agreement entered into with KILICO. Pursuant to the coinsurance agreement, KILICO transferred certain of its assets to FKLA. This Statement of Additional Information also contains pro forma financial statements for KILICO as of December 31, 2002 and June 30, 2003 to show how the coinsurance agreement might have affected the historical financial statements if the coinsurance agreement had been in effect during the applicable periods."

KILICO PRO FORMA FINANCIAL STATEMENTS TO BE FILED BY AMENDMENT

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements included in Part B:

         KILICO Variable Annuity Separate Account

                Report of Independent Accountants

                Statement of Assets and Liabilities and Contract Owners' Equity as of December 31, 2002

                Statement of Operations for the Year Ended December 31, 2002

                Statements of Changes in Contract Owners' Equity for the Years Ended December 31, 2002 and 2001

                Notes to Financial Statements

         Kemper Investors Life Insurance Company and Subsidiaries

                Report of Independent Accountants

                Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets, as of December 31, 2002 and 2001

                Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Operations, years ended December 31, 2002, 2001 and 2000

                Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income, years ended December 31, 2002, 2001 and 2000

                Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Stockholder's Equity, years ended December 31, 2002, 2001 and 2000

                Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Cash Flows, years ended December 31, 2002, 2001 and 2000

                Notes to Consolidated Financial Statements

                Kemper Investors Life Insurance Company Pro Forma Condensed Balance Sheets, as of December 31, 2002 and June 30, 2003 (unaudited) (To be filed by amendment)

                Kemper Investors Life Insurance Company Pro Forma Condensed Statements of Income, year ended December 31, 2002 and six month period ended June 30, 2003 (unaudited) (To be filed by amendment)

                Notes to Pro Forma Financial Statements (unaudited) (To be filed by amendment)


(b)  Exhibits:

     /4/1.1 A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977

     /4/1.2 A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983

     2.          Not Applicable

     /3/3.1 Distribution Agreement between Investors Brokerage Services, Inc. and KILICO

     /1/3.2      Addendum to Selling Group Agreement of Kemper Financial
                 Services, Inc.

     /2/3.3      Selling Group Agreement of Investors Brokerage Services, Inc.

     /15/4.1 Form of Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract

     /15/4.2 Form of Certificate to Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract and Unisex Rider

     /15/4.3 Form of Individual Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract

     /15/4.4     Unisex Rider (See Exhibit 4.2)

     /8/4.5      Form of Qualified Plan Rider

     /8/4.6      Form of SIMPLE IRA - Individual Retirement Annuity Supplemental
                 Rider

     /8/4.7 Form of Amendment to Contract to Qualify a Roth Individual Retirement Annuity

     /8/4.8      Form of 457 Deferred Compensation Rider

     /8/4.9      Form of Individual Retirement Annuity Rider

     /15/4.10(a) Form of Optional Enhanced Death Benefit Rider: Option 1

     /15/4.10(b) Form of Optional Enhanced Death Benefit Rider: Option 2

     /9/4.11     Form of Disability Rider

     /9/4.12     Form of Nursing Care Rider

     /9/4.13     Form of ERISA Loan Rider

     /8/5.1      Form of Group Master Application

     /15/5.2     Form of Individual Application

     /3/6. Kemper Investors Life Insurance Company articles of incorporation and by-laws

     /25/7. Coinsurance Agreement between KILICO and Federal Kemper Life Assurance Company.

     /12/8.1(a)  Fund Participation Agreement by and among The Alger American
                 Fund, Kemper Investors Life Insurance Company and Fred Alger & Company Incorporated

     /12/8.1(b)  Service Agreement between Fred Alger Management, Inc. and
                 Kemper Investors Life Insurance Company

     /5/8.2(a)   Participation Agreement By and Among Kemper Investors Life
                 Insurance Company and Warburg, Pincus Trust and Credit Suisse
                 Asset Management, LLC (successor to Warburg Pincus Asset
                 Management, Inc.) and Credit Suisse Asset Management
                 Securities, Inc. (f/k/a Counsellors Securities Inc.)

     /13/8.2(b)  Service Agreement between Credit Suisse Asset Management, LLC
                 (successor to Warburg Pincus Asset Management, Inc.) and Federal Kemper Life Assurance Company and Kemper Investors Life Insurance Company

     /10/8.2(c)  Restatement of Participation Agreement among Counsellors
                 Securities Inc., Warburg Pincus Asset Management, Inc. and/or the Warburg Pincus Funds and Kemper Investors Life Insurance Company

     /11/8.3(a)  Fund Participation Agreement between Kemper Investors Life
                 Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.

     /12/8.3(b)  November 1, 1999 Amendment to Fund Participation Agreement
                 between Kemper Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.

     /12/8.3(c)  Administrative Services Agreement by and between The Dreyfus
                 Corporation and Kemper Investors Life Insurance Company

     /12/8.3(d)  November 1, 1999 Amendment to Administrative Services Agreement
                 by and between The Dreyfus Corporation and Kemper Investors Life Insurance Company

     /6/8.4(a)   Participation Agreement between Kemper Investors Life Insurance
                 Company and Scudder Variable Life Investment Fund (now known as
                 Scudder Variable Series I)

     /6/8.4(b)   Participating Contract and Policy Agreement between Kemper
                 Investors Life Insurance Company and Scudder Kemper
                 Investments, Inc.

     /6/8.4(c)   Indemnification Agreement between Kemper Investors Life
                 Insurance Company and Scudder Kemper Investments, Inc.

     /5/8.5 Fund Participation Agreement among Kemper Investors Life Insurance Company, Kemper Investors Fund (now known as Scudder Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

     /14/8.6(a)  Form of Fund Participation Agreement by and among Kemper
                 Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

     /14/8.6(b)  Form of Administrative Services Agreement by and between
                 INVESCO Funds Group, Inc., INVESCO Variable Investment Funds, Inc. and Kemper Investors Life Insurance Company

     /16/8.7(a)  Fund Participation Agreement among Kemper Investors Life
                 Insurance Company, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation

     /17/8.7(b)  Third Amendment to Fund Participation Agreement among Kemper
                 Investors Life Insurance Company, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation

     /16/8.7(c)  Fund Participation Agreement among Kemper Investors Life
                 Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation

     /18/8.7(d)  Amendment to Fund Participation Agreement among Kemper
                 Investors Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation

     /2/8.8(a)   Fund Participation Agreement among Kemper Investors Life
                 Insurance Company, Janus Aspen Series and Janus Capital
                 Corporation

     /19/8.8(b)  Service Agreement between Kemper Investors Life Insurance
                 Company and Janus Capital Corporation

     /20/8.9 Fund Participation Agreement by and between Kemper Investors Life Insurance Company and American Century Investment Management, Inc.

/21/8.10 Fund Participation Agreement between Kemper Investors Life Insurance Company and J.P. Morgan Series Trust II

/14/8.11 Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Kemper Investor's Life Insurance Company

/15/9      Opinion and Consent of Counsel

/26/10.    Consent of PricewaterhouseCoopers LLP, independent accountants

11.        Not Applicable

12.        Not Applicable

/22/13.    Schedules for Computation of Performance Calculations

/7/17.1 Schedule III: Supplementary Insurance Information (years ended December 31, 2001 and 2000)

/7/17.2    Schedule IV: Reinsurance (year ended December 31, 2001)

/23/17.3   Schedule IV: Reinsurance (year ended December 31, 2000)

/24/17.4   Schedule IV: Reinsurance (year ended December 31, 1999)

/7/17.5 Schedule V: Valuation and qualifying accounts (year ended December 31, 2001)

/23/17.6 Schedule V: Valuation and qualifying accounts (year ended December 31, 2000)

/24/17.7 Schedule V: Valuation and qualifying accounts (year ended December 31, 1999)

______________

/1/ Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

/2/ Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

/3/ Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

/4/ Incorporated by reference to the Registration Statement on Form N-4 for the Registrant (File No. 333-22375) filed on or about February 26, 1997.

/5/ Incorporated by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

/6/ Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

/7/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2002 filed on or about March 27, 2003.

/8/ Incorporated by reference to the Initial Registration Statement on Form S-1 for KILICO (File No. 333-61204) filed on or about October 12, 2001.

/9/ Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-61194) filed on or about October 12, 2001.

/10/ Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 14, 1999.

/11/ Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

/12/ Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

/13/ Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.

/14/ Incorporated by reference to Amendment No. 7 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 26, 2001.

/15/ Incorporated by reference to the Initial Registration Statement on Form N-4 for the Registrant (File No. 333-86046) filed on or about April 11, 2002.

/16/ Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 1996.

/17/ Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

/18/ Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 33-65399) filed on or about April 23, 1999.

/19/ Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

/20/ Incorporated by reference to the Initial Registration Statement on Form S-1 (File No. 333-32840) filed on or about March 20, 2000.

/21/ Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

/22/ Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-86046) filed on or about July 9, 2002.

/23/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2001 filed on or about March 29, 2002.

/24/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2000 filed on or about March 28, 2001.

/25/ Incorporated by reference to Form 8-K for Kemper Investors Life Insurance Company filed on or about ________, 2003.

/26/ Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-86046) filed on or about April 28, 2003.

Item 25. Directors and Officers of Kemper Investors Life Insurance Company [TO BE UPDATED BY AMENDMENT]

         The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

             Name                                Office with KILICO
             ----                                ------------------
Gale K. Caruso ................     President, Chief Executive Officer and Director
Frederick L. Blackmon .........     Executive Vice President, Chief Financial Officer and Director
Russell M. Bostick ............     Executive Vice President and Chief Information Officer
Mark A. Davis .................     Executive Vice President and Chief Actuary
Edward K. Loughridge ..........     Executive Vice President and Corporate Development Officer
Debra P. Rezabek ..............     Executive Vice President, General Counsel, Corporate Secretary
                                      and Director
Richard M. Sousa ..............     Executive Vice President and Director
George Vlaisavljevich .........     Executive Vice President and Director
Martin D. Feinstein ...........     Chairman of the Board

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

     Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000. Effective September 1, 2003, the following companies are no longer affliated with KILICO: Federal Kemper Life Assurance Company, Zurich Life Insurance Company of America, Zurich Life Insurance Company of New York, Zurich Direct, Inc., Investors Brokerage Services, Inc., Investors Brokerage Insurance Agency, Inc., PMG Life Agency, Inc., PMG Marketing, Inc., PMG Securities Corporation and PMG Asset Management, Inc. and any subsidiaries of such companies.

Item 27. Number of Contract Owners

     At June 30, 2003, the Registrant had approximately 289 qualified and non-qualified Scudder ZS4 Contract Owners.

     At June 30, 2003, the Registrant had approximately 9 qualified and non-qualified Zurich Archway Contract Owners.

Item 28. Indemnification

     To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a) Principal Underwriter

     Investors Brokerage Services, Inc., acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.


Item 29.(b) Information Regarding Principal Underwriter, Investors Brokerage Services, Inc. [TO BE UPDATED BY AMENDMENT]

     The address of each officer is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

                                                 Position and Offices
           Name                                    with Underwriter
           ----                                    ----------------
     Gale K. Caruso .......................   Chairman and Director
     Michael E. Scherrman .................   President and Director
     David S. Jorgensen ...................   Vice President and Treasurer
     Thomas K. Walsh ......................   Asst. Vice President and Chief Compliance Officer
     Debra P. Rezabek .....................   Secretary
     Frank J. Julian ......................   Assistant Secretary
     Allen R. Reed ........................   Assistant Secretary
     George Vlaisavljevich ................   Director

Item 29.(c)

     Not applicable.

Item 30. Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

Item 31. Management Services

     Not applicable.

Item 32. Undertakings and Representation

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

     Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

     KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the Group Flexible Premium Fixed, Market Value Adjusted and Variable Deferred Annuity Contracts (the "Contracts") issued by Registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Council of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

     1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the Prospectus, used in connection with IRC 403(b) Tax-Sheltered Annuity Programs;

     2. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of Contracts to 403(b) participants;

     3. Instruct salespeople who solicit participants to purchase Contracts specifically to bring the restrictions on redemption imposed by 403(b)(11) to the attention of potential participants; and

     4. Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC Section 403(b) and the investment alternatives available under the employer's IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

Representation Regarding Contracts Issued to Participants in the Texas Optional Retirement Program.

     KILICO, depositor and sponsor of the registrant KILICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the periodic payment variable annuity contracts (the "Contracts") issued by the registrant, will issue the Contracts to participants in the Texas Optional Retirement Program ("Program") in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:

     1. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

     2. Include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants;

     3. Instruct salespeople who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

     4. Obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Schaumburg and State of Illinois on the 4th day of August, 2003.

                           KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Registrant)
                           By: Kemper Investors Life Insurance Company

                           BY: /s/ Gale K. Caruso
                              --------------------------------------------
                           Gale K. Caruso, President and Chief Executive Officer

                           KEMPER INVESTORS LIFE INSURANCE COMPANY
                           (Depositor)

                           BY: /s/ Gale K. Caruso
                              --------------------------------------------
                           Gale K. Caruso, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 4th day of August, 2003.

             Signature                                        Title
             ---------                                        -----
/s/ Gale K. Caruso                          President, Chief Executive Officer and Director
--------------------------------------
Gale K. Caruso                              (Principal Executive Officer)


/s/ Frederick L. Blackmon                   Executive Vice President, Chief Financial Officer and
--------------------------------------
Frederick L. Blackmon                       Director (Principal Financial Officer and Principal
                                            Accounting Officer)


/s/ MARTIN D. FEINSTEIN                     Chairman of the Board
--------------------------------------
Martin D. Feinstein


/s/ DEBRA P. REZABEK                        Director
--------------------------------------
Debra P. Rezabek


/s/ RICHARD M. SOUSA                        Director
--------------------------------------
Richard M. Sousa


/s/ GEORGE VLAISAVLJEVICH                   Director
--------------------------------------
George Vlaisavljevich